UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2014

Date of reporting period:     May 1, 2014 – July 31, 2014

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2014

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN EQUITY SECURITIES
Chemicals
Dongsung Finetec Corporation	151,605	$675,691	$1,504,251	$828,560	1.6
Superconducting materials
Total Chemicals		675,691	1,504,251	828,560	1.6

Construction and Engineering
Hyundai Development Company	36,900	1,057,005	1,389,133	332,128	1.5
Civil engineering and architecture construction businesses
Total Construction and Engineering		1,057,005	1,389,133	332,128	1.5

Electronic Appliances and Components
Samsung Electronics Co., Ltd.	9,328	6,513,438	12,186,288	5,672,850	12.7
Consumer electronics, computers, and telecommunications
SK Hynix Inc	218,634	5,259,038	9,666,260	4,407,222	10.1
Semiconductors
Total Electronic Appliances and Components		11,772,476	21,852,548	10,080,072	22.8

Financing Business
Hana Financial Group Inc	56,330	2,143,804	2,295,941	152,137	2.4
Banking-related financial services
Industrial Bank of Korea	93,434	1,064,213	1,399,692	335,479	1.5
Banking-related financial services
Shinhan Financial Group Co., Ltd.	84,490	3,202,249	4,208,062	1,005,813	4.4
Consumer and commercial-related financial services
Total Financing Business		6,410,266	7,903,695	1,493,429	8.3

Information and Communication
NCsoft Corporation	27,091	4,621,491	4,111,086	(510,405)	4.3
Online gaming
Total Information and Communication		4,621,491	4,111,086	(510,405)	4.3

Insurance
Dongbu Insurance Co., Ltd.	77,098	2,967,519	4,394,886	1,427,367	4.6
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	9,213	1,663,454	2,536,264	872,810	2.7
Non-life insurance
Samsung Life Insurance Co., Ltd.	18,706	1,746,013	1,910,632	164,619	2.0
Life insurance
Total Insurance		6,376,986	8,841,782	2,464,796	9.3

Iron and Steel
Korea Zinc Co., Ltd.	11,360	3,006,203	4,585,992	1,579,789	4.8
Non-ferrous metals
Total Iron and Steel		3,006,203	4,585,992	1,579,789	4.8

Other Products
Interojo Co Ltd	89,143	1,283,579	1,734,300	450,721	1.8
Manufactures and sale of contact lens
KT&G Corporation	14,000	1,246,221	1,356,420	110,199	1.4
Electric home appliances
Total Plastic Products		2,529,800	3,090,720	560,920	3.2

Services
CJ O Shopping Co., Ltd.	3,448	998,017	1,324,864	326,847	1.4
Online retail marketing company
Coway Co. Ltd.	52,484	2,269,616	4,538,743	2,269,127	4.8
Manufactures environment-related products
Total Services		3,267,633	5,863,607	2,595,974	6.2

Textiles and Apparel
Youngone Corporation	59,094	1,974,361	2,471,831	497,470	2.6
Outdoor sportswear and shoes
Total Textiles and Apparel		1,974,361	2,471,831	497,470	2.6

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2014
					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Transportation
AJ Rent a Car Co Ltd	97,090	$1,097,804	$1,298,626	$200,822	1.4
Auto rental company
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	62,100	1,985,423	1,501,153	(484,270)	1.6
Shipbuilding
Total Transportation		3,083,227	2,799,779	(283,448)	3.0

Transportation Equipment
Hyundai Mobis	31,154	5,567,640	9,364,383	3,796,743	9.8
Automotive service components
Hyundai Motor Company	7,170	1,553,510	1,712,291	158,781	1.8
Passenger cars, trucks, autoparts, and commercial vehicles
Hyundai Motor Company - Preferred	19,035	1,534,452	3,092,262	1,557,810	3.2
Passenger cars, trucks, autoparts, and commercial vehicles
Hyundai Motor Company - 2nd Preferred	13,246	1,084,458	2,222,699	1,138,241	2.3
Passenger cars, trucks, autoparts, and commercial vehicles
Kia Motors Corporation	19,279	1,071,164	1,142,112	70,948	1.2
Passenger cars, mini-buses, trucks, and commercial vehicles
Kolao Holdings	52,661	1,120,228	1,106,496	(13,732)	1.2
Retails cars and provides repairs and maintenance
Total Transportation Equipment		11,931,452	18,640,243	6,708,791	19.5

Wholesale
Hyundai Greenfood Co., Ltd.	164,150	2,537,127	2,658,655	121,528	2.8
Wholesale and distributon of food
iMarketKorea Inc.	47,320	1,097,485	1,470,695	373,210	1.5
Maintenance, repair, and operations procurement services
Total Wholesale		3,634,612	4,129,350	494,738	4.3

TOTAL SOUTH KOREAN EQUITY SECURITIES		$60,341,203	$87,184,017	$26,842,814	$91.4

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		1,018,442	1,013,043	(5,399)	1.1
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,018,442	1,013,043	(5,399)	1.1

TOTAL INVESTMENTS		$61,359,645	$88,197,060	$26,837,415	$92.5

OTHER ASSETS LESS LIABILITIES, NET			7,413,235		7.5

NET ASSETS			$95,610,295		$100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $27,851,221.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,008,407.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of July 31, 2014

Korean won	1,028.00	=$1.00

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2014.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.).

Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in
Securities
Level 1
Equity Securities	$$87,184,017
Foreign Currency	1,013,043
Level 2
Level 3
Total	$$88,197,060

During the quarter ended Juy 31, 2014, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        (Principal Executive Officer)

Date:  September 24, 2014

By:  /s/ Amy J. Marose
        Amy J. Marose, Treasurer
        (Principal Financial Officer)

Date:  September 24, 2014